Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Apr. 28, 2017
Thrivent Low Volatility Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Low Volatility Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Low Volatility Equity Portfolio seeks long-term capital appreciation with lower volatility relative to the global equity markets. The Portfolio's investment objective may be changed without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations prior to the date of this prospectus, the Portfolio's portfolio turnover rate for the most recent fiscal year is not yet available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	These expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities. The Portfolio’s investments are diversified globally. The Portfolio may invest in securities denominated in U.S. dollars and the currencies of the foreign countries in which it may invest. The Portfolio typically has full currency exposure to those markets in which it invests. The Portfolio may buy or sell equity index futures for investment exposure or hedging purposes. The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee.

In seeking to achieve the Portfolio’s investment objective, the Adviser employs investment management techniques to identify securities that exhibit low volatility returns. Volatility refers to the variation in security and market prices over time. Over a full market cycle, the Portfolio seeks to produce returns similar to the MSCI World Index but with less volatility. It is expected that the Portfolio will generally underperform the global equity markets during periods of strong market performance.

In buying and selling securities for the Portfolio, the Adviser uses a disciplined approach that involves computer-aided, quantitative analysis of fundamental, technical and risk-related factors. The Adviser’s factor model systematically reviews thousands of stocks, using data such as historical earnings growth and expected future growth, valuation, price momentum, and other quantitative factors to forecast return potential. Then, risk characteristics of potential investments and covariation among securities are analyzed along with the return forecasts in determining the Portfolio’s holdings.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Portfolio.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Volatility Risk. Although the Portfolio seeks lower volatility than the global equity markets, its returns will experience some volatility. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The value of the Portfolio's shares may be affected by weak equity markets. As a result, the value of the Portfolio's shares may fluctuate significantly in the short term.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility and Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information for the Portfolio is provided because it commenced operations on April 28, 2017. Call (800) THRIVENT (847-4836) or visit ThriventFunds.com for performance results current to the most recent month-end that takes place after April 28, 2017.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information for the Portfolio is provided because it commenced operations on April 28, 2017.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) THRIVENT (847-4836)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ThriventFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Thrivent Low Volatility Equity Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (load)	rr_MaximumDeferredSalesChargeOverOther
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	3.16%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.76%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	2.96%	[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	875
5 Years	rr_ExpenseExampleYear05	1,688
10 Years	rr_ExpenseExampleYear10	$ 3,811

[1]	These expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed, through at least April 30, 2018, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Low Volatility Portfolio in order to limit the Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements, if any, to an annual rate of 0.80% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.